Income tax (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024
Notes and other explanatory information [abstract]
Current income taxes	$ 1,726	$ 1,608
Deferred income taxes	6,165	5,218
Total provision for income taxes	$ 7,891	$ 6,826